Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Payments in respect of developmental milestones			$ 7,121	$ 7,121
Non-cancellable contractual commitments			$ 4,308	8,395
Legal proceedings contingent liability
Commitments and Contingencies [Line Items]
Payments in respect of developmental milestones				$ 900
Payment for settlement	$ 89	$ 850